LONG TERM LOAN (Tables)	3 Months Ended
Mar. 31, 2023
SCHEDULE OF LONG TERM LOAN

The activities of the long term loan during the three month ended March 31, 2023 are as follows:

	March 31, 2023	December 31, 2022
Balance, opening	$135,971	$192,651
Repayments	(11,709)	(46,561)
Interest expense, accrued	1,006	4,977
Translation difference	(5,024)	(15,096)
Balance, ending	120,244	135,971
Less:
Long term loan – current portion	46,846	47,740
Long term loan	$73,398	$88,231

SCHEDULE OF UNDISCOUNTED REPAYMENTS	The undiscounted repayments for each of the next three years and in the aggregate are:
Year ended	Amount
December 31, 2023	$34,998
December 31, 2024	47,947
December 31, 2025	37,299
$120,244